Subsequent Events (Details) - Major Ordinary Share Transactions [Member]	1 Months Ended
Mar. 28, 2024 USD ($)
Subsequent Events (Details) [Line Items]
Issuance of debenture	$ 500
Debentures bear interest percentage	1.25%